Disposal group held for sale and disposal of subsidiaries - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Mar. 29, 2022 INR (₨)	Feb. 15, 2021 INR (₨)	Mar. 31, 2022 INR (₨) Project Mws	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Oct. 04, 2021	Oct. 31, 2020
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Percentage of sale of shareholding interest in subsidiary								100.00%
Assets			₨ 641,343			₨ 746,494	$ 9,083
Deferred tax assets				₨ 306
Adyah Solar Energy Private Limited
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Percentage of sale of shareholding interest in subsidiary									100.00%
Total consideration for sale of subsidiary		₨ 5,549		5,549
Net assets				5,957
Deferred tax assets				306
Adyah Solar Energy Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Cash contributed from operating activities by disposed group				1,120	₨ 1,061
Cash contributed from investing activities by disposed group				206	2,770
Cash contributed from financing activities by disposed group				₨ 1,354	₨ 1,727
Solar Energy and its Subsidiaries | Disposal Groups Classified as Held for Sale
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Total consideration for sale of subsidiary			6,047
Net assets			₨ 5,820
Operating solar rooftop projects, capacity | Mws			117
Gain (loss) on assets of disposal held for sale			₨ 227
Solar Energy and its Subsidiaries | Disposal Groups Classified as Held for Sale | Two Solar Rooftop Projects
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Number of solar rooftop projects held for sale | Project			2
Solar Energy and its Subsidiaries | Disposal by Sale of Subsidiary | Two Solar Rooftop Projects
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Assets			₨ 93			₨ 64
Shekhawati Solar Park Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Percentage of sale of shareholding interest in subsidiary	100.00%
Total consideration for sale of subsidiary	₨ 3
Net assets	16
Gain (loss) on assets of disposal held for sale	₨ 13
Solar Energy and its Subsidiaries and Shekhawati Solar Park Private Limited | Disposal by Sale of Subsidiary
Disclosure of Disposal Groups Classified as Held For Sale [Line Items]
Cash contributed from operating activities by disposed group			564
Cash contributed from investing activities by disposed group			55
Cash contributed from financing activities by disposed group			₨ 33